Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

22. Subsequent Events

On July 15, 2025, the Board of Directors of the Company approved and adopted an equity incentive plan (the “2025 Equity Incentive Plan”), which became effective on July 15, 2025. In August 2025, the Company granted 3,076,000 share options to its employees.

On July 25, 2025, the Company entered into a lease agreement for the facility consisting of 2,408 square meters, for the period from August 1, 2025 to July 31, 2026, at a monthly rent of JPY 5,056,800 (approximately US$34,232).

On July 30, August 1 and August 4, 2025, the Company entered into certain private placement subscription agreements with four investors. The Company sold an aggregate of 3,100,000 Ordinary Shares at a fixed purchase price of US$9.369 per Ordinary Share and 733,333 warrants with the exercise price of US$9.369 per Ordinary Share at nil consideration, and received $29,043,900 in gross proceeds from such sale. On October 24, 2025, in relation to the foregoing offerings, the Company sold an aggregate of 1,100,000 Ordinary Shares at a fixed purchase price of US$9.369 per Ordinary Share and 366,666 warrants at an exercise price of US$9.369 per Ordinary Share and received approximately US$10.3million in gross proceeds from such sales pursuant to the private placement subscription agreements.

On July 31, 2025, the Company sold 100% equity interest in Excellent Prospect to an independent third party at a consideration of US$480,000.

On August 28, 2025, the Company entered into certain private placement subscription agreements with certain institutional investors. The Company completed the sales of 360,000 Ordinary Shares at a fixed purchase price of US$10.00 per Ordinary Share and 120,000 warrants with the exercise price of US$10.00 per Ordinary Share at nil consideration on September 9, 2025. On September 10, 2025, one investor exercised 120,000 warrants. As a result, the Company received gross proceeds of approximately US$4,800,000. On September 16, 2025, the Company completed the sales of 1,140,000 Ordinary Shares at a fixed purchase price of US$10.00 per Ordinary Share and 380,000 warrants with the exercise price of US$10.00 per Ordinary Share at nil consideration. The Company received the balance of the aggregate gross proceeds from the investors, amounting to approximately US$11,400,000.

On September 15, 2025, the Company entered into a joint venture agreement with Enervell Power Pte. Ltd. (“Enervell”), a Singapore subsidiary of Hangzhou Zhonhen Electric Co., Ltd., (Shenzhen Stock Exchange: 002364) (“Zhonhen Electric”) and certain affiliates, related parties and designees of Zhonhen Electric (together, the “Zhonhen Electric Partners”), to establish a joint venture through a new entity to be incorporated in Singapore, SuperX Digital Power Pte. Ltd. (the “JV”). The total initial paid-up share capital of the JV will be SG$2,000,000 (or approximately US$1,560,330). Pursuant to the joint venture agreement, the Company will invest SG$800,000 (or approximately US$624,132) in cash for a 40% equity interest in the JV, and the balance of the equity will be subscribed for by the Zhonhen Electric Partners.

On September 24, 2025, the Company established a wholly owned subsidiary, SuperX AI Technology USA, in the state of Nevada.

The Company changed its name from Super X AI Technology Limited to SuperX AI Technology Limited on October 10, 2025.

On October 24, 2025, SuperX entered into a private placement subscription agreement (the “Agreement”) with a certain institutional investor named thereto (the “Purchaser”). Pursuant to the Agreement, the Company agreed to issue and sell to the Purchaser, and the Purchaser agreed to subscribe for and purchase, for cash in U.S. dollars, an aggregate of 3,300,000 units, each unit consisting of (i) one ordinary share of the Company, no par value per share (the “Ordinary Shares” and such shares, the “Shares”) and (ii) one-third of a warrant to purchase one Ordinary Share of the Company (each, a “Purchaser Warrant,” and together with the Shares, the “Purchaser Units”), at a fixed purchase price of US$12.08 per Purchaser Unit, irrespective of fluctuations in market prices (the “Private Placement”) . The Purchaser Warrants are exercisable for Ordinary Shares at an exercise price of US$12.08 per share immediately upon issuance until 12 months after the issuance, except that a holder will not be entitled to exercise any portion of the Purchaser Warrants, which, upon giving effect to such exercise would cause the holder (together with its affiliates and attribution parties) to beneficially own more than 9.99% of the Company’s Ordinary Shares that would be issued and outstanding following such exercise (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended).

Further, October 24, 2025, SuperX entered into another private placement subscription agreement (the “Agreement”) with a certain institutional investor named thereto (the “Purchaser”). For the avoidance of doubt, this private placement is distinct from the aforementioned October 24, 2025 private placement. Pursuant to the Agreement, the Company agreed to issue and sell to the Purchaser, and the Purchaser agreed to subscribe for and purchase, for cash in U.S. dollars, an aggregate of 3,300,000 units, each unit consisting of (i) one ordinary share of the Company, no par value per share (the “Ordinary Shares” and such shares, the “Shares”) and (ii) one-third of a warrant to purchase one Ordinary Share of the Company (each, a “Purchaser Warrant,” and together with the Shares, the “Purchaser Units”), at a fixed purchase price of US$12.08 per Purchaser Unit, irrespective of fluctuations in market prices (the “Private Placement”) . The Purchaser Warrants are exercisable for Ordinary Shares at an exercise price of US$12.08 per share immediately upon issuance until 12 months after the issuance, except that a holder will not be entitled to exercise any portion of the Purchaser Warrants, which, upon giving effect to such exercise would cause the holder (together with its affiliates and attribution parties) to beneficially own more than 9.99% of the Company’s Ordinary Shares that would be issued and outstanding following such exercise (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended).

On October 24, 2025, SuperX AI Solution entered into a joint venture agreement with Hongkong Chengtian Weiye Technology Company Limited (“Chengtian Weiye”), a Hong Kong subsidiary of Shenzhen Chengtian Weiye Technology Co., Ltd. (Shenzhen Stock Exchange: 300689), and certain affiliates, related parties and designees of Chengtian Weiye (together, the “Chengtian Weiye Partners”), to establish a joint venture through a new entity to be incorporated in Singapore, SuperX Cooltech Pte. Ltd. (the “Cooltech JV”). Pursuant to the agreement, SuperX AI Solution will hold a 35% equity interest in the Cooltech JV and the balance will be subscribed for by the Chengtian Weiye Partners. The Cooltech JV is intended to provide liquid cooling products and infrastructure solutions to the global market (excluding mainland China, Hong Kong SAR and Macau SAR). The Company expects to account for its interest in the Cooltech JV under the equity method. As of the date the consolidated financial statements were issued, formation had not been completed and the Company could not reasonably estimate the financial impact.

On October 24, 2025, SuperX AI Solution Limited (“SuperX AI Solution”), a wholly-owned subsidiary incorporated in the British Virgin Islands of the Company, entered into a share subscription agreement with MicroInference Pte. Ltd. (“MicroInference”), a company incorporated in Singapore, its founder, and its existing shareholder. Pursuant to the agreement, SuperX AI Solution agreed to subscribe for newly issued ordinary shares of MicroInference for an aggregate consideration of US$3,000,000. Following completion of closing conditions, SuperX AI Solution will hold 51% of the equity interests of MicroInference. The agreement also provides for put options in favor of MicroInference’s founder and existing shareholder that, if exercised and subject to the satisfaction of agreed performance milestones, may result in SuperX AI Solution acquiring up to 100% of the equity interests of MicroInference. The Company expects to account for the transaction as a business combination under ASC 805 upon closing. As of the date the consolidated financial statements were issued, closing had not occurred and the Company could not reasonably estimate the financial impact.

Between October 24 and October 30, 2025, SuperX entered into multiple private placement subscription agreements (in addition to the aforementioned October private placements) (the “Agreements”) with several institutional investors named thereto (the “Purchasers”). Pursuant to the Agreement, the Company agreed to issue and sell to the Purchasers, and the Purchasers agreed to subscribe for and purchase, for cash in U.S. dollars (USD), an aggregate of 10,900,000 units, each unit consisting of (i) one ordinary share of the Company, no par value per share (the “Ordinary Shares” and such shares, the “Shares”) and (ii) one-third of a warrant to purchase one Ordinary Share of the Company (each, a “Purchaser Warrant,” and together with the Shares, the “Purchaser Units”), at an average purchase price of US$12.18 per Purchaser Unit, irrespective of fluctuations in market prices (the “Private Placement”). The Purchaser Warrants are exercisable for Ordinary Shares at an average exercise price of US$12.18 per share immediately upon issuance until 12 months after the issuance, except that a holder will not be entitled to exercise any portion of the Purchaser Warrants, which, upon give effect to such exercise would cause the holders (together with its affiliates and attribution parties) to beneficially own more than 9.99% of the Company’s Ordinary Shares that would be issued and outstanding following such exercise (as determined in accordance with Section 13(d) of the Securities Exchange Act of 1934, as amended).

On October 30, 2025, SuperX AI Solution Limited, a company incorporated in the British Virgin Islands and a wholly-owned subsidiary of the Company entered into a joint venture agreement (“Teamsun JV Agreement”) with Teamsun (Hong Kong) Co, Ltd, a Hong Kong subsidiary of Beijing Teamsun Technology Co., Ltd. (Shanghai Stock Exchange: 600410) (“Teamsun”), and certain affiliates of Teamsun, to establish a joint venture through a new entity to be incorporated in Singapore, SuperX Global Service Pte. Ltd. (the “Teamsun JV”). Pursuant to the JV Agreement, SuperX AI Solution Limited will obtain a 51% equity interest in the Teamsun JV. The Teamsun JV will have an initial registered capital of S$2 million ($1.539 million), contributed in proportion to the parties’ respective shareholdings. The Teamsun JV Agreement has an initial three-year term, automatically renewable for successive three-year periods unless any party objects at least one month prior to renewal.

The Company evaluated all events and transactions that occurred after June 30, 2025 up through the date the Company issued these consolidated financial statements. Other than the event disclosed above, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.